Investments - Net Realized and Unrealized Investment (Losses) Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments [Abstract]
Net realized investment gains on fixed maturities and short-term investments	$ 19,893	$ 24,828	$ 243,508
Net realized investment gains on equities	78,501	21,538	6,545
Net realized investment gains (losses) on other invested assets	103,011	(30,436)	830
Net realized investment gains	201,405	15,930	250,883
Change in net unrealized investment (losses) gains on fixed maturities and short-term investments	(558,466)	219,946	190,343
Change in net unrealized investment gains on equities	198,780	167,456	403,011
Change in net unrealized investment gains on other invested assets	196,926	58,452	44,441
Net other realized and unrealized investment (losses) gains	(848)	(1,346)	969
Change in net unrealized investment (losses) gains	(163,608)	444,508	638,764
Impairment loss on investments in real estate	0	(6,119)	(2,977)
Net realized and unrealized investment gains	$ 37,797	$ 454,319	$ 886,670